SUBSEQUENT EVENTS (Details)						1 Months Ended		3 Months Ended	12 Months Ended
	May 01, 2017	Apr. 19, 2017 $ / shares	Mar. 28, 2017 $ / shares shares	Feb. 27, 2017 Vessel	Jan. 23, 2017 $ / shares	Nov. 30, 2013 shares	Apr. 30, 2013 shares	May 01, 2017	Dec. 31, 2016 Vessel $ / shares	Dec. 31, 2007 $ / shares
Subsequent Event [Line Items]
Number of operating vessels | Vessel									29
Common shares issued in public offering (in shares) | shares						9,343,750	11,212,500
Public offering price (in dollars per share) | $ / shares									$ 2.75	$ 115
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares		$ 0.20			$ 0.20
Dividend declare date	Apr. 19, 2017							Jan. 23, 2017
Dividend payment date	Jun. 08, 2017							Feb. 10, 2017
Number of operating vessels | Vessel				30
Common shares issued in public offering (in shares) | shares			8,000,000
Public offering price (in dollars per share) | $ / shares			$ 1.25
Common shares issued in public offering including exercise of underwriters' option (in shares) | shares			1,300,000
Nordic American Offshore Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common shares issued in public offering (in shares) | shares			41,300,000
Public offering price (in dollars per share) | $ / shares			$ 1.25